Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property, Plant and Equipment
Total	¥ 45,540	¥ 45,154
Less: Accumulated depreciation	(37,050)	(34,305)
Net book value	8,490	10,849		$ 1,163
Depreciation expenses	4,800	4,800	¥ 5,600
Electronic equipment
Property, Plant and Equipment
Total	17,363	18,084
Office equipment and furniture
Property, Plant and Equipment
Total	6,706	7,686
Leasehold improvements
Property, Plant and Equipment
Total	¥ 21,471	¥ 19,384